Investments (Details 2) (Credit concentration)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment portfolio | Corporate fixed maturity and equity securities | United Kingdom
Investments
Investment in securities as percentage of total holdings	5.00%	5.00%
Investment portfolio | Corporate fixed maturity and equity securities | Other individual European countries | Maximum
Investments
Investment in securities as percentage of total holdings	2.00%	2.00%
Investment portfolio | States, municipalities and political subdivisions | Individual U. S. states | Maximum
Investments
Investment in securities as percentage of total holdings	0.50%	0.50%
Investment portfolio | States, municipalities and political subdivisions | Municipal revenue bonds
Investments
Investment in securities as percentage of total holdings	46.00%	42.00%
Investment revenue sources | States, municipalities and political subdivisions | Municipal revenue bonds
Investments
Investment in securities as percentage of total holdings	100.00%	100.00%